CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net earnings		$ 994.0	$ 415.4
Item that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value(a)	[1]	(8.6)	(7.2)
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value(b)	[2]	(15.3)	6.4
Cash flow hedges - reclassified out of accumulated other comprehensive income ("AOCI")(c)	[3]	(2.2)	(18.8)
Total Other comprehensive income (loss)		(26.1)	(19.6)
Total comprehensive income		967.9	395.8
Attributable to non-controlling interests		45.2	(0.9)
Attributable to common shareholders		$ 922.7	$ 396.7

[1]	Net of tax recovery of $0.1 (2023 - $nil).
[2]	Net of tax (recovery) expense of $(4.8) million (2023 - $3.0 million).
[3]	Net of tax recovery of $0.5 million (2023 - $6.6 million).